February 21, 1996



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004
Attn:  Document Control - EDGAR

RE:   Rule 24f-2 Notice for IDS Certificate Company
      IDS Installment Investment Certificate
      SEC File No. 2-76193

Ladies and Gentlemen:

[i]       In accordance with the provision of Rule 24f-2, IDS
          Certificate Company hereby files its Rule 24f-2
          Notice for the fiscal year ended December 31, 1995
          ("Fiscal Year").

[ii]      Amount of securities registered other than
          under 24f-2 which were unsold at the
          beginning of the fiscal year                  $       -0-

[iii]     Amount of securities registered during the
          fiscal year other than under 24f-2            $       -0-

[iv]      Amount of securities sold during the fiscal
          year                                        $249,383,044*

[v]       Amount of securities sold pursuant to 24f-2  $249,383,044

[vi]      Fee      $249,383,044   x    0.00034483       $85,994.76

*         Sales of $347,036,317 minus redemptions of $97,653,273

Enclosed please find an opinion of counsel.

The filing fee in the amount of $85,994.76 has been sent by wire transfer.

If you have any questions, please contact me.  Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel
(612) 671-2221

BAK/rjf